Income Taxes (Tax Contingencies) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010		Mar. 31, 2013		Dec. 31, 2011		Dec. 31, 2009
Income Taxes [Line Items]
Unrecognized tax benefits net liabilities	$ 112						$ 82
Unrecognized tax benefits assets	32						32
Unrecognized tax benefits, interest on income taxes expense	1.3		5.0
Unrecognized tax benefits, interest on income taxes accrued	17						14
Unrecognized tax benefits	144	[1]	93	[1]	32		114	[1]	143
Unrecognized tax benefits, exclusive of interest related to unrecognized tax benefits	17				8
Noncurrent deferred tax assets	216	[2]			63	[2]	143
Other taxes payable	159	[2]			33	[2]	122
Unrecognized Tax Benefits [Member]
Income Taxes [Line Items]
Noncurrent deferred tax assets	6				6		6
Other taxes payable	$ 138				$ 26		$ 108

[1]	In 2012, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($138 million). In 2011, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($108 million).
[2]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.